Other investments (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Schedule of movements in other investments

	Loans £ million	Others £ million	Total £ million
Cost less allowances or fair value
At 30 June 2017	21	10	31
Exchange differences	(1)	2	1
Additions	21	—	21
Repayments and disposals	(2)	(2)	(4)
Fair value adjustment	(4)	1	(3)
At 30 June 2018	35	11	46
Additions	2	—	2
Repayments and disposals	(1)	—	(1)
Fair value adjustment	—	2	2
Transfers	(19)	19	—
At 30 June 2019	17	32	49